Intangible Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	¥ 32,749	$ 4,763	¥ 23,644	¥ 10,158
Amortization expenses for the year ended December 31, 2019	30,443
Amortization expenses for the year ended December 31, 2020	25,842
Amortization expenses for the year ended December 31, 2021	13,117
Amortization expenses for the year ended December 31, 2022	8,565
Amortization expenses for the year ended December 31, 2023	957
Amortization expenses thereafter	¥ 54